Equity and Other Equity Items - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021
Statement [Line Items]
Number of authorized shares	10,000,000,000	10,000,000,000
Retained earnings, available for dividend payments	¥ 10,276,666	¥ 11,215,850
undistributed earnings [Member]
Statement [Line Items]
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method		¥ 2,933,901
Top of range [Member] | Capital surplus and retained earnings [Member]
Statement [Line Items]
Percentage of total amount of capital reserve and retained earnings reserves to stated capital	25.00%	25.00%
Bottom of range [Member] | Capital surplus and retained earnings [Member]
Statement [Line Items]
Percentage of distributions from surplus appropriated as capital or retained earnings reserve	10.00%	10.00%